Federal Life Fixed Income Portfolio
The Federal Life Fixed Income Portfolio
Investment Objective
The Federal Life Fixed Income Portfolio seeks to provide investors with current income and preservation of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you indirectly pay if you invest in the Portfolio by allocating your contract payments to the Portfolio. The fee table does not reflect fees and expenses assessed by the contract and separate account, which fees and expenses are not described in this prospectus. If it did, the overall fees and expenses would generally be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Federal Life Fixed Income Portfolio	Federal Life Fixed Income Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price for redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Federal Life Fixed Income Portfolio		Federal Life Fixed Income Portfolio
Management Fee		0.25%
Distribution (12b-1) Fees		none
Other Expenses		6.79%
Acquired ETF Fees and Expenses	[1]	0.20%
Total Annual Fund Operating Expenses		7.24%
Expense Reimbursement	[2]	(6.54%)
Net Total Annual Fund Operating Expenses		0.70%
[1]	The operating expenses in this fee table do not correlate to the expense ratio in the Portfolio's financial statements because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in exchange-traded funds (each, an "ETF" or "Underlying ETF" and collectively, "ETFs" or "Underlying ETFs"). Excluding the indirect costs of investing in the Underlying ETFs, Total Annual Fund Operating Expenses would be 0.50%.
[2]	In order to limit expenses, the Trust's sponsor, Federal Life Insurance Company (Mutual), entered into an expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Trust's sponsor agreed to reimburse the Portfolio to the extent that the Portfolio's operating expenses (excluding management fees and expenses not normally considered operating expenses such as extraordinary expenses), paid or payable by the Portfolio, exceeds 0.25% of the Portfolio's average daily net assets. The Trust's sponsor is entitled to recapture fees reimbursed by it to the Portfolio subject to the following limitations: (i) the reimbursement is made only for fees and expenses incurred during the preceding three fiscal years and (ii) the Trust's sponsor is not entitled to recapture any amount that would cause the Portfolio to exceed its annual expense limitation. The expense limitation agreement automatically renews annually and may be terminated, on sixty (60) days written notice, by the Board of Trustees of the Trust or the Portfolio. The expense limitation agreement may also be terminated by the Trust's sponsor at any time following one year after the effective date of the most recent registration statement of the Trust.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not include expenses incurred from investing through the separate account. If the example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example - Federal Life Fixed Income Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Federal Life Fixed Income Portfolio	72	224	390	871

This example does not reflect sales charges on reinvested dividends. If these sales charges were included, your costs would be higher.
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the period beginning on January 1, 2010 and ending on December 31, 2010, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies

The Federal Life Fixed Income Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of ETFs that, in turn, invest primarily in fixed-income securities of U.S. and foreign issuers in a variety of sectors. Although the Portfolio normally invests substantially all of its assets in Underlying ETFs to meet its investment objective, the Portfolio may invest a portion of its assets in cash, cash equivalents, money market funds, or other investments. The Underlying ETFs may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year or cash equivalents, or may hold cash. In order to meet its objective of providing capital preservation, the Portfolio may make short sales or make frequent trades.

The Portfolio may invest its assets in the underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below:

Percentage of
Underlying
Asset Class	ETF Holdings
Cash Equivalents	0—80%
U.S. Treasuries	0—40%
U.S. Treasury Inflation Protected	0—30%
U.S. Agencies	0—30%
U.S. Corporates	0—40%
Mortgage and Asset Backed Securities	0—40%
International Bonds*	0—25%
High Yield**	0—15%

*	International bonds include bonds of issuers located in developed and emerging countries.

**	High yield bonds are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk.

Generally, the Underlying ETFs utilize a low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of their respective benchmarks. Most ETFs use one of two basic indexing strategies, replication or representative sampling. Replication is investing in substantially all of the securities in the relevant underlying index in approximately the same proportions as the index. Representative sampling is investing in a representative sample of securities in the underlying index, which has a similar investment profile as the index. ETFs that use representative sampling generally do not hold all of the securities that are included in the relevant underlying index and may use derivatives.

For temporary defensive purposes, including during periods of unusual cash flows, the Portfolio and the Underlying ETFs may depart from their principal investment strategies and invest part or all of their assets in these securities or may hold cash. During such periods, the Portfolio may not be able to achieve its investment objective. In addition, in lieu of investing directly, the Portfolio may seek to achieve its investment objective by converting to a master/feeder structure pursuant to which the Portfolio would invest all of its investable assets in an investment company having substantially the same investment objectives and policies as the Portfolio.

Principal Investment Risks

All investments carry some degree of risk that will affect the value of the Federal Life Fixed Income Portfolio’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Portfolio. The following summarizes the principal risks that apply to the Portfolio.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges or in selecting particular Underlying ETFs may result in significant losses in the Portfolio.

ETF Risk. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Fixed Income Securities Risk. The Portfolio is expected to invest its assets primarily in ETFs that invest primarily in fixed-income securities. Such Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) credit risk, (ii) change in rating risk, (iii) interest rate risk, (iv) prepayment and extension risk, and (v) duration risk.

Mortgage Securities Risk. Through its investments in ETFs, some of which may invest in mortgage securities, the Portfolio may be exposed to risks that (i) the value of mortgage securities may change due to shifts in the market’s perception of the creditworthiness of issuers and changes in interest rates, (ii) regulatory or tax changes may adversely affect the mortgage securities market as a whole, (iii) subject it to prepayment risk, and (iv) private guarantors or insurers may fail to meet their obligations.

Asset-Backed and Commercial Mortgage-Backed Securities Risk. Certain of the Underlying ETFs may invest in asset-backed and commercial mortgage-backed securities. The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely. Its exposure to prepayment risk may result in a reduction in an Underlying ETF’s income or a capital loss.

High Yield Bond Risk. The Portfolio may invest in Underlying ETFs that invest in issuers with a lower credit rating. This type of issuer will typically issue high yield or “junk” bonds. High yield bonds may be issued by less creditworthy companies or by larger, highly leveraged companies. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Foreign and Emerging Market Securities Risk. The Portfolio may invest in international fixed income ETFs, which are ETFs that invest in fixed income securities issued outside the U.S. Foreign securities are subject to country risks, different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. In addition, compared to foreign developed markets, investing in emerging markets may involve greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy.

Derivatives Risk. Since the value of derivatives derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Real Estate Investment Risk. It is likely that the Portfolio will invest in some Underlying ETFs that will invest in fixed income securities of one or more issuers in the real estate sector. Investment in fixed income securities in the real estate sector is subject to many of the same risks associated with the direct ownership of real estate.

Short Sale Risk. In order to meet its investment objective of providing preservation of capital for investors, the Portfolio may make short sales, thus, exposing the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio.

Turnover Risk. Although the rate of turnover of portfolio investments is generally anticipated to be low, it may from time to time be high. A higher rate of portfolio turnover leads to increased Portfolio expenses that may result in lower investment returns.

Market Timing Risk. The Portfolio intends to invest in international fixed income ETFs. Therefore, the Portfolio may invest in ETFs that invest in debt securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage.

Master/Feeder Structure Risk. The Portfolio may seek to achieve its investment objective by converting to a master/feeder structure. While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational and other complications.

For further discussion of the Portfolio’s investments and risks, please refer to "Additional Information About Investment Strategies and Risks - Principal Risks of Investing in the Portfolios" of the prospectus and the Statement of Additional Information (“SAI”).

Past Performance

The Portfolio commenced investment operations on October 30, 2009. The Portfolio achieved a return of 6.37% for the one year period ended December 31, 2010. Performance information for certain periods will be included in the Portfolio’s annual or semiannual report. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Shares of the Portfolio, when redeemed, may be worth more or less than their initial cost.

The following bar chart and table illustrate the Portfolio’s returns for the year ended December 31, 2010 and for the life of the fund. This information illustrates the variability of the Portfolio’s returns by indicating changes in performance over various lengths of time and by showing the Portfolio’s performance against a broad measure of market performance. The Portfolio’s past performance, both before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Since the commencement of the Portfolio’s operations, the highest quarterly return was 3.18%, and the lowest quarterly return was -1.37%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns Federal Life Fixed Income Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Life of Portfolio
Return Before Taxes	Return Before Taxes		6.37%	5.41%
Return After Taxes on Distributions	Return After Taxes on Distributions		5.00%	4.18%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		4.16%	3.94%
Lipper General Bond Fund Index	Lipper General Bond Fund Index	(reflects no deduction for fees, expenses, or taxes)	5.42%	4.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
Federal Life Equity Portfolio
The Federal Life Equity Portfolio
Investment Objective
The Federal Life Equity Portfolio seeks to provide investors with capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you indirectly pay if you invest in the Portfolio by allocating your contract payments to the Portfolio. The fee table does not reflect fees and expenses assessed by the contract and separate account, which fees and expenses are not described in this prospectus. If it did, the overall fees and expenses would generally be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Federal Life Equity Portfolio	Federal Life Equity Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price for redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Federal Life Equity Portfolio		Federal Life Equity Portfolio
Management Fee		0.25%
Distribution (12b-1) Fees		none
Other Expenses		9.86%
Acquired ETF Fees and Expenses	[1]	0.18%
Total Annual Fund Operating Expenses		10.29%
Expense Reimbursement	[2]	(9.61%)
Net Total Annual Fund Operating Expenses		0.68%
[1]	The operating expenses in this fee table do not correlate to the expense ratio in the Portfolio's financial statements because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in exchange-traded funds (each, an "ETF" or "Underlying ETF" and collectively, "ETFs" or "Underlying ETFs"). Excluding the indirect costs of investing in the Underlying ETFs, Total Annual Fund Operating Expenses would be 0.50%.
[2]	In order to limit expenses, the Trust's sponsor, Federal Life Insurance Company (Mutual), entered into an expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Trust's sponsor agreed to reimburse the Portfolio to the extent that the Portfolio's operating expenses (excluding management fees and expenses not normally considered operating expenses such as extraordinary expenses), paid or payable by the Portfolio, exceeds 0.25% of the Portfolio's average daily net assets. The Trust's sponsor is entitled to recapture fees reimbursed by it to the Portfolio subject to the following limitations: (i) the reimbursement is made only for fees and expenses incurred during the preceding three fiscal years and (ii) the Trust's sponsor is not entitled to recapture any amount that would cause the Portfolio to exceed its annual expense limitation. The expense limitation agreement automatically renews annually and may be terminated, on sixty (60) days written notice, by the Board of Trustees of the Trust or the Portfolio. The expense limitation agreement may also be terminated by the Trust's sponsor at any time following one year after the effective date of the most recent registration statement of the Trust.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not include expenses incurred from investing through the separate account. If the example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example - Federal Life Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Federal Life Equity Portfolio	69	218	379	847

This example does not reflect sales charges on reinvested dividends. If these sales charges were included, your costs would be higher.
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the period beginning on January 1, 2010 and ending on December 31, 2010, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies

The Federal Life Equity Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of ETFs that, in turn, invest primarily in equities of U.S. and foreign issuers in a variety of sectors. Although the Portfolio normally invests substantially all of its assets in Underlying ETFs to meet its investment objective. However, the Portfolio may invest a portion of its assets in cash, cash equivalents, money market funds, or other investments. The Underlying ETFs may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year or cash equivalents, or may hold cash. In order to meet its objective of providing capital appreciation to investors, the Portfolio may make short sales or make frequent trades.

The Portfolio may invest its assets in the underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below:

Percentage of
Underlying
Asset Class	ETF Holdings
Cash Equivalents	0—20%
U.S. Large Cap Growth	0—40%
U.S. Large Cap Value	0—40%
U.S. Mid Cap	0—25%
U.S. Small Cap	0—25%
Real Estate Investment Trusts	0—10%
Commodities	0—10%
International	0—35%
Emerging Markets	0—20%

Generally, the Underlying ETFs utilize a low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of their respective benchmarks. Most ETFs use one of two basic indexing strategies, replication or representative sampling. Replication is investing in substantially all of the securities in the relevant underlying index in approximately the same proportions as the index. Representative sampling is investing in a representative sample of securities in the underlying index, which has a similar investment profile as the index. ETFs that use representative sampling generally do not hold all of the securities that are included in the relevant underlying index and may use derivatives.

For temporary defensive purposes, including during periods of unusual cash flows, the Portfolio and the Underlying ETFs may depart from their principal investment strategies and invest part or all of their assets in these securities or may hold cash. During such periods, the Portfolio may not be able to achieve its investment objective. In addition, in lieu of investing directly, the Portfolio may seek to achieve its investment objective by converting to a master/feeder structure pursuant to which the Portfolio would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Portfolio.

Principal Investment Risks

All investments carry some degree of risk that will affect the value of the Federal Life Equity Portfolio’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Portfolio. The following summarizes the principal risks that apply to the Portfolio.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges or in selecting particular Underlying ETFs may result in significant losses in the Portfolio.

ETF Risk. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Equity Securities Risk. The Portfolio is expected to invest its assets primarily in ETFs that invest primarily in equities of issuers in a variety of sectors. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Portfolio’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Portfolio’s investments will underperform either the securities markets generally or particular segments of the securities markets. Because the Subadviser does not select individual companies in the Underlying ETFs, the Underlying ETFs may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid. In addition, the Underlying ETFs may invest in companies with small and medium-sized market capitalizations. These companies involve higher risks in some respects than investments in equities of companies with larger capitalizations, such as price volatility, bankruptcy or insolvency (with the attendant losses to investors) and illiquidity. Furthermore, because the Underlying ETFs may invest in a mix of growth and value companies, the Portfolio assumes the risks of both. For instance, growth companies are subject to risks such as vulnerability to economic downturns and investor sensitivity if investors’ earnings expectations are not met. Value companies involve the risk that they may never reach what the portfolio manager believes is their full market value and also may decline in price, even though in theory they are already undervalued.

Foreign and Emerging Market Securities Risk. The Portfolio may invest in international equity ETFs, which are ETFs that invest in securities issued outside the U.S. Foreign securities are subject to country risks, different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. In addition, compared to foreign developed markets, investing in emerging markets may involve greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy.

Derivatives Risk. Since the value of derivatives derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Commodities Risk. The Portfolio may invest in ETFs that invest directly in physical commodities, such as gold, silver and other precious minerals. Commodity prices can be volatile and may be either directly or indirectly affected by a wide range of factors.

Real Estate Investment Risk. It is likely that the Portfolio will invest in some Underlying ETFs that will invest in equity securities of one or more issuers in the real estate sector. Investment in equity securities in the real estate sector is subject to many of the same risks associated with the direct ownership of real estate.

Short Sale Risk. In order to meet its investment objective of providing preservation of capital for investors, the Portfolio may make short sales, thus, exposing the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio.

Turnover Risk. Although the rate of turnover of portfolio investments is generally anticipated to be low, it may from time to time be high. A higher rate of portfolio turnover leads to increased Portfolio expenses that may result in lower investment returns.

Market Timing Risk. The Portfolio intends to invest in international ETFs. Therefore, the Portfolio may invest in ETFs that invest in equity securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage.

Master/Feeder Structure Risk. The Portfolio may seek to achieve its investment objective by converting to a master/feeder structure. While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational and other complications.

For further discussion of the Portfolio’s investments and risks, please refer to "Additional Information About Investment Strategies and Risks - Principal Risks of Investing in the Portfolios" of the prospectus and the Statement of Additional Information (“SAI”).

Past Performance

The Portfolio commenced investment operations on October 30, 2009. The Portfolio achieved a return of 17.10% for the one year period ended December 31, 2010. Performance information for certain periods will be included in the Portfolio’s annual or semiannual report. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Shares of the Portfolio, when redeemed, may be worth more or less than their initial cost.

The following bar chart and table illustrate the Portfolio’s returns for the year ended December 31, 2010 and for the life of the fund. This information illustrates the variability of the Portfolio’s returns by indicating changes in performance over various lengths of time and by showing the Portfolio’s performance against a broad measure of market performance. The Portfolio’s past performance, both before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Since the commencement of the Portfolio’s operations, the highest quarterly return was 12.54%, and the lowest quarterly return was -10.59%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns Federal Life Equity Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Life of Portfolio
Return Before Taxes	Return Before Taxes		17.10%	21.90%
Return After Taxes on Distributions	Return After Taxes on Distributions		16.46%	21.19%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		11.12%	18.29%
S&P 500 Index Member	S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	20.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Federal Life Trust
Central Index Key	dei_EntityCentralIndexKey	0001418969
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Federal Life Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Federal Life Fixed Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Federal Life Fixed Income Portfolio seeks to provide investors with current income and preservation of capital.
Fees and Expenses of the Portfolio	flt1418969_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you indirectly pay if you invest in the Portfolio by allocating your contract payments to the Portfolio. The fee table does not reflect fees and expenses assessed by the contract and separate account, which fees and expenses are not described in this prospectus. If it did, the overall fees and expenses would generally be higher.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price for redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.79%
Acquired ETF Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.24%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.54%)	[2]
Net Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	In order to limit expenses, the Trust's sponsor, Federal Life Insurance Company (Mutual), entered into an expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Trust's sponsor agreed to reimburse the Portfolio to the extent that the Portfolio's operating expenses (excluding management fees and expenses not normally considered operating expenses such as extraordinary expenses), paid or payable by the Portfolio, exceeds 0.25% of the Portfolio's average daily net assets. The Trust's sponsor is entitled to recapture fees reimbursed by it to the Portfolio subject to the following limitations: (i) the reimbursement is made only for fees and expenses incurred during the preceding three fiscal years and (ii) the Trust's sponsor is not entitled to recapture any amount that would cause the Portfolio to exceed its annual expense limitation. The expense limitation agreement automatically renews annually and may be terminated, on sixty (60) days written notice, by the Board of Trustees of the Trust or the Portfolio. The expense limitation agreement may also be terminated by the Trust's sponsor at any time following one year after the effective date of the most recent registration statement of the Trust.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not include expenses incurred from investing through the separate account. If the example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not reflect sales charges on reinvested dividends. If these sales charges were included, your costs would be higher.
Portfolio Turnover	flt1418969_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the period beginning on January 1, 2010 and ending on December 31, 2010, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Federal Life Fixed Income Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of ETFs that, in turn, invest primarily in fixed-income securities of U.S. and foreign issuers in a variety of sectors. Although the Portfolio normally invests substantially all of its assets in Underlying ETFs to meet its investment objective, the Portfolio may invest a portion of its assets in cash, cash equivalents, money market funds, or other investments. The Underlying ETFs may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year or cash equivalents, or may hold cash. In order to meet its objective of providing capital preservation, the Portfolio may make short sales or make frequent trades.

The Portfolio may invest its assets in the underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below:

Percentage of
Underlying
Asset Class	ETF Holdings
Cash Equivalents	0—80%
U.S. Treasuries	0—40%
U.S. Treasury Inflation Protected	0—30%
U.S. Agencies	0—30%
U.S. Corporates	0—40%
Mortgage and Asset Backed Securities	0—40%
International Bonds*	0—25%
High Yield**	0—15%

*	International bonds include bonds of issuers located in developed and emerging countries.

**	High yield bonds are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk.

Generally, the Underlying ETFs utilize a low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of their respective benchmarks. Most ETFs use one of two basic indexing strategies, replication or representative sampling. Replication is investing in substantially all of the securities in the relevant underlying index in approximately the same proportions as the index. Representative sampling is investing in a representative sample of securities in the underlying index, which has a similar investment profile as the index. ETFs that use representative sampling generally do not hold all of the securities that are included in the relevant underlying index and may use derivatives.

For temporary defensive purposes, including during periods of unusual cash flows, the Portfolio and the Underlying ETFs may depart from their principal investment strategies and invest part or all of their assets in these securities or may hold cash. During such periods, the Portfolio may not be able to achieve its investment objective. In addition, in lieu of investing directly, the Portfolio may seek to achieve its investment objective by converting to a master/feeder structure pursuant to which the Portfolio would invest all of its investable assets in an investment company having substantially the same investment objectives and policies as the Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Federal Life Fixed Income Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of ETFs that, in turn, invest primarily in fixed-income securities of U.S. and foreign issuers in a variety of sectors.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Federal Life Fixed Income Portfolio’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Portfolio. The following summarizes the principal risks that apply to the Portfolio.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges or in selecting particular Underlying ETFs may result in significant losses in the Portfolio.

ETF Risk. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Fixed Income Securities Risk. The Portfolio is expected to invest its assets primarily in ETFs that invest primarily in fixed-income securities. Such Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) credit risk, (ii) change in rating risk, (iii) interest rate risk, (iv) prepayment and extension risk, and (v) duration risk.

Mortgage Securities Risk. Through its investments in ETFs, some of which may invest in mortgage securities, the Portfolio may be exposed to risks that (i) the value of mortgage securities may change due to shifts in the market’s perception of the creditworthiness of issuers and changes in interest rates, (ii) regulatory or tax changes may adversely affect the mortgage securities market as a whole, (iii) subject it to prepayment risk, and (iv) private guarantors or insurers may fail to meet their obligations.

Asset-Backed and Commercial Mortgage-Backed Securities Risk. Certain of the Underlying ETFs may invest in asset-backed and commercial mortgage-backed securities. The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely. Its exposure to prepayment risk may result in a reduction in an Underlying ETF’s income or a capital loss.

High Yield Bond Risk. The Portfolio may invest in Underlying ETFs that invest in issuers with a lower credit rating. This type of issuer will typically issue high yield or “junk” bonds. High yield bonds may be issued by less creditworthy companies or by larger, highly leveraged companies. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Foreign and Emerging Market Securities Risk. The Portfolio may invest in international fixed income ETFs, which are ETFs that invest in fixed income securities issued outside the U.S. Foreign securities are subject to country risks, different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. In addition, compared to foreign developed markets, investing in emerging markets may involve greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy.

Derivatives Risk. Since the value of derivatives derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Real Estate Investment Risk. It is likely that the Portfolio will invest in some Underlying ETFs that will invest in fixed income securities of one or more issuers in the real estate sector. Investment in fixed income securities in the real estate sector is subject to many of the same risks associated with the direct ownership of real estate.

Short Sale Risk. In order to meet its investment objective of providing preservation of capital for investors, the Portfolio may make short sales, thus, exposing the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio.

Turnover Risk. Although the rate of turnover of portfolio investments is generally anticipated to be low, it may from time to time be high. A higher rate of portfolio turnover leads to increased Portfolio expenses that may result in lower investment returns.

Market Timing Risk. The Portfolio intends to invest in international fixed income ETFs. Therefore, the Portfolio may invest in ETFs that invest in debt securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage.

Master/Feeder Structure Risk. The Portfolio may seek to achieve its investment objective by converting to a master/feeder structure. While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational and other complications.

For further discussion of the Portfolio’s investments and risks, please refer to "Additional Information About Investment Strategies and Risks - Principal Risks of Investing in the Portfolios" of the prospectus and the Statement of Additional Information (“SAI”).

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, loss of money is a risk of investing in the Portfolio.
Past Performance	flt1418969_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Portfolio commenced investment operations on October 30, 2009. The Portfolio achieved a return of 6.37% for the one year period ended December 31, 2010. Performance information for certain periods will be included in the Portfolio’s annual or semiannual report. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Shares of the Portfolio, when redeemed, may be worth more or less than their initial cost.

The following bar chart and table illustrate the Portfolio’s returns for the year ended December 31, 2010 and for the life of the fund. This information illustrates the variability of the Portfolio’s returns by indicating changes in performance over various lengths of time and by showing the Portfolio’s performance against a broad measure of market performance. The Portfolio’s past performance, both before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the Portfolio’s returns for the year ended December 31, 2010 and for the life of the fund. This information illustrates the variability of the Portfolio’s returns by indicating changes in performance over various lengths of time and by showing the Portfolio’s performance against a broad measure of market performance.
Bar Chart Table	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	6.37%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Since the commencement of the Portfolio’s operations, the highest quarterly return was 3.18%, and the lowest quarterly return was -1.37%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.37%)
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
Federal Life Fixed Income Portfolio | Return Before Taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	6.37%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	5.41%
Federal Life Fixed Income Portfolio | Return After Taxes on Distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 year	rr_AverageAnnualReturnYear01	5.00%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.18%
Federal Life Fixed Income Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	4.16%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	3.94%
Federal Life Fixed Income Portfolio | Lipper General Bond Fund Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper General Bond Fund Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.42%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.25%
Federal Life Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Federal Life Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Federal Life Equity Portfolio seeks to provide investors with capital appreciation.
Fees and Expenses of the Portfolio	flt1418969_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you indirectly pay if you invest in the Portfolio by allocating your contract payments to the Portfolio. The fee table does not reflect fees and expenses assessed by the contract and separate account, which fees and expenses are not described in this prospectus. If it did, the overall fees and expenses would generally be higher.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price for redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	9.86%
Acquired ETF Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.29%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.61%)	[2]
Net Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.68%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	In order to limit expenses, the Trust’s sponsor, Federal Life Insurance Company (Mutual), entered into an expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Trust’s sponsor agreed to reimburse the Portfolio to the extent that the Portfolio’s operating expenses (excluding management fees and expenses not normally considered operating expenses such as extraordinary expenses), paid or payable by the Portfolio, exceeds 0.25% of the Portfolio’s average daily net assets. The Trust’s sponsor is entitled to recapture fees reimbursed by it to the Portfolio subject to the following limitations: (i) the reimbursement is made only for fees and expenses incurred during the preceding three fiscal years and (ii) the Trust’s sponsor is not entitled to recapture any amount that would cause the Portfolio to exceed its annual expense limitation. The expense limitation agreement automatically renews annually and may be terminated, on sixty (60) days written notice, by the Board of Trustees of the Trust or the Portfolio. The expense limitation agreement may also be terminated by the Trust’s sponsor at any time following one year after the effective date of the most recent registration statement of the Trust.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not include expenses incurred from investing through the separate account. If the example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not reflect sales charges on reinvested dividends. If these sales charges were included, your costs would be higher.
Portfolio Turnover	flt1418969_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the period beginning on January 1, 2010 and ending on December 31, 2010, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Federal Life Equity Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of ETFs that, in turn, invest primarily in equities of U.S. and foreign issuers in a variety of sectors. Although the Portfolio normally invests substantially all of its assets in Underlying ETFs to meet its investment objective. However, the Portfolio may invest a portion of its assets in cash, cash equivalents, money market funds, or other investments. The Underlying ETFs may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year or cash equivalents, or may hold cash. In order to meet its objective of providing capital appreciation to investors, the Portfolio may make short sales or make frequent trades.

The Portfolio may invest its assets in the underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below:

Percentage of
Underlying
Asset Class	ETF Holdings
Cash Equivalents	0—20%
U.S. Large Cap Growth	0—40%
U.S. Large Cap Value	0—40%
U.S. Mid Cap	0—25%
U.S. Small Cap	0—25%
Real Estate Investment Trusts	0—10%
Commodities	0—10%
International	0—35%
Emerging Markets	0—20%

Generally, the Underlying ETFs utilize a low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of their respective benchmarks. Most ETFs use one of two basic indexing strategies, replication or representative sampling. Replication is investing in substantially all of the securities in the relevant underlying index in approximately the same proportions as the index. Representative sampling is investing in a representative sample of securities in the underlying index, which has a similar investment profile as the index. ETFs that use representative sampling generally do not hold all of the securities that are included in the relevant underlying index and may use derivatives.

For temporary defensive purposes, including during periods of unusual cash flows, the Portfolio and the Underlying ETFs may depart from their principal investment strategies and invest part or all of their assets in these securities or may hold cash. During such periods, the Portfolio may not be able to achieve its investment objective. In addition, in lieu of investing directly, the Portfolio may seek to achieve its investment objective by converting to a master/feeder structure pursuant to which the Portfolio would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Federal Life Equity Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of ETFs that, in turn, invest primarily in equities of U.S. and foreign issuers in a variety of sectors.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Federal Life Equity Portfolio’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Portfolio. The following summarizes the principal risks that apply to the Portfolio.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges or in selecting particular Underlying ETFs may result in significant losses in the Portfolio.

ETF Risk. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Equity Securities Risk. The Portfolio is expected to invest its assets primarily in ETFs that invest primarily in equities of issuers in a variety of sectors. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Portfolio’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Portfolio’s investments will underperform either the securities markets generally or particular segments of the securities markets. Because the Subadviser does not select individual companies in the Underlying ETFs, the Underlying ETFs may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid. In addition, the Underlying ETFs may invest in companies with small and medium-sized market capitalizations. These companies involve higher risks in some respects than investments in equities of companies with larger capitalizations, such as price volatility, bankruptcy or insolvency (with the attendant losses to investors) and illiquidity. Furthermore, because the Underlying ETFs may invest in a mix of growth and value companies, the Portfolio assumes the risks of both. For instance, growth companies are subject to risks such as vulnerability to economic downturns and investor sensitivity if investors’ earnings expectations are not met. Value companies involve the risk that they may never reach what the portfolio manager believes is their full market value and also may decline in price, even though in theory they are already undervalued.

Foreign and Emerging Market Securities Risk. The Portfolio may invest in international equity ETFs, which are ETFs that invest in securities issued outside the U.S. Foreign securities are subject to country risks, different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. In addition, compared to foreign developed markets, investing in emerging markets may involve greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy.

Derivatives Risk. Since the value of derivatives derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Commodities Risk. The Portfolio may invest in ETFs that invest directly in physical commodities, such as gold, silver and other precious minerals. Commodity prices can be volatile and may be either directly or indirectly affected by a wide range of factors.

Real Estate Investment Risk. It is likely that the Portfolio will invest in some Underlying ETFs that will invest in equity securities of one or more issuers in the real estate sector. Investment in equity securities in the real estate sector is subject to many of the same risks associated with the direct ownership of real estate.

Short Sale Risk. In order to meet its investment objective of providing preservation of capital for investors, the Portfolio may make short sales, thus, exposing the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio.

Turnover Risk. Although the rate of turnover of portfolio investments is generally anticipated to be low, it may from time to time be high. A higher rate of portfolio turnover leads to increased Portfolio expenses that may result in lower investment returns.

Market Timing Risk. The Portfolio intends to invest in international ETFs. Therefore, the Portfolio may invest in ETFs that invest in equity securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage.

Master/Feeder Structure Risk. The Portfolio may seek to achieve its investment objective by converting to a master/feeder structure. While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational and other complications.

For further discussion of the Portfolio’s investments and risks, please refer to "Additional Information About Investment Strategies and Risks - Principal Risks of Investing in the Portfolios" of the prospectus and the Statement of Additional Information (“SAI”).

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, loss of money is a risk of investing in the Portfolio.
Past Performance	flt1418969_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Portfolio commenced investment operations on October 30, 2009. The Portfolio achieved a return of 17.10% for the one year period ended December 31, 2010. Performance information for certain periods will be included in the Portfolio’s annual or semiannual report. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Shares of the Portfolio, when redeemed, may be worth more or less than their initial cost.

The following bar chart and table illustrate the Portfolio’s returns for the year ended December 31, 2010 and for the life of the fund. This information illustrates the variability of the Portfolio’s returns by indicating changes in performance over various lengths of time and by showing the Portfolio’s performance against a broad measure of market performance. The Portfolio’s past performance, both before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the Portfolio’s returns for the year ended December 31, 2010 and for the life of the fund. This information illustrates the variability of the Portfolio’s returns by indicating changes in performance over various lengths of time and by showing the Portfolio’s performance against a broad measure of market performance.
Bar Chart Table	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	17.10%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Since the commencement of the Portfolio’s operations, the highest quarterly return was 12.54%, and the lowest quarterly return was -10.59%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.59%)
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
Federal Life Equity Portfolio | Return Before Taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	17.10%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	21.90%
Federal Life Equity Portfolio | Return After Taxes on Distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 year	rr_AverageAnnualReturnYear01	16.46%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	21.19%
Federal Life Equity Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	11.12%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	18.29%
Federal Life Equity Portfolio | S&P 500 Index Member
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	20.51%

[1]	The operating expenses in this fee table do not correlate to the expense ratio in the Portfolio's financial statements because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in exchange-traded funds (each, an "ETF" or "Underlying ETF" and collectively, "ETFs" or "Underlying ETFs"). Excluding the indirect costs of investing in the Underlying ETFs, Total Annual Fund Operating Expenses would be 0.50%.
[2]	In order to limit expenses, the Trust's sponsor, Federal Life Insurance Company (Mutual), entered into an expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Trust's sponsor agreed to reimburse the Portfolio to the extent that the Portfolio's operating expenses (excluding management fees and expenses not normally considered operating expenses such as extraordinary expenses), paid or payable by the Portfolio, exceeds 0.25% of the Portfolio's average daily net assets. The Trust's sponsor is entitled to recapture fees reimbursed by it to the Portfolio subject to the following limitations: (i) the reimbursement is made only for fees and expenses incurred during the preceding three fiscal years and (ii) the Trust's sponsor is not entitled to recapture any amount that would cause the Portfolio to exceed its annual expense limitation. The expense limitation agreement automatically renews annually and may be terminated, on sixty (60) days written notice, by the Board of Trustees of the Trust or the Portfolio. The expense limitation agreement may also be terminated by the Trust's sponsor at any time following one year after the effective date of the most recent registration statement of the Trust.